Salaries and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2021
Salaries and Social Contribution
Schedule of salaries and social contribution
	December 31, 2021	December 31, 2020
Salaries payable	22,348	15,891
Social contribution payable (i)	23,926	30,511
Provision for vacation pay and 13th salary	10,616	15,920
Provision for profit sharing (ii)	5,923	5,880
Others	16	921
	62,829	69,123
(i)	Refers to the effect of social contribution over restricted share units' compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
(ii)	The provision for profit sharing is based on qualitative and quantitative metrics determined by Management